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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings May 31, 2016

invesco.com/us	VK-CE-MUNI-QTR-1 05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–160.47%(a)

Alabama–2.56%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (b)	5.00%	11/15/2046	$4,770	$5,690,705
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2039	1,245	1,459,476
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (c)	5.00%	09/01/2044	1,245	1,453,450
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	2,150	2,231,292
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (c)	5.25%	07/01/2030	1,650	1,887,485
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,725	1,731,089
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (b)	5.00%	09/01/2046	2,700	3,518,316
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	1,950	2,266,134
				20,237,947

Alaska–0.46%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/2041	3,160	3,652,676

Arizona–2.90%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,509,272
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	1,700	1,848,138
Series 2008 B, Highway RB (b)(d)(e)	5.00%	07/01/2018	2,545	2,766,771
Series 2011 A, Ref. Sub. Highway RB (b)	5.25%	07/01/2032	2,500	2,935,775
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	561,600
Series 2010, RB	5.13%	05/15/2040	1,100	1,240,745
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (c)	5.25%	01/01/2032	1,035	1,059,892
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	640	618,170
Series 2009, Education RB	7.13%	01/01/2045	610	593,646
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	500	590,730
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,170	2,435,803
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/2037	2,245	2,320,858
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/2028	2,050	2,263,016
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/2032	1,060	1,253,037
				22,997,453

California–12.99%

Alameda Corridor Transportation Authority Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	1,960	2,344,513
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (c)(h)	0.00%	09/01/2020	4,000	3,722,040
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (c)	5.25%	09/01/2035	170	170,277
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2018	6,000	6,471,420
Series 2009 F-1, Toll Bridge RB (b)(d)(e)	5.00%	04/01/2019	2,500	2,783,850
Series 2009 F-1, Toll Bridge RB (b)(d)(e)	5.13%	04/01/2019	4,000	4,468,120

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	$800	$600,016
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (b)	5.00%	12/01/2024	775	841,557
Series 2008 AE, Water System RB (b)	5.00%	12/01/2025	975	1,058,528
Series 2008 AE, Water System RB (b)	5.00%	12/01/2026	975	1,057,914
Series 2008 AE, Water System RB (b)	5.00%	12/01/2027	575	623,421
Series 2008 AE, Water System RB (b)	5.00%	12/01/2028	975	1,059,143
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2034	1,000	1,147,810
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,190,330
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/2023	1,510	1,545,727
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/2028	3,700	3,766,008
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2027	1,375	1,547,191
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2030	1,600	1,795,600
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/2037	3,535	3,923,284
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,300	1,452,256
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	855	960,182
Series 2016 A, RB (f)	5.00%	12/01/2046	1,355	1,505,906
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,307,401
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,205	1,367,386
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	695	788,658
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,100	2,480,289
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	1,900	2,223,380
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,880	3,484,598
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,500	1,871,400
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	415	425,927
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS-AGM) (c)(h)	0.00%	01/15/2034	4,125	2,180,351
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,575	4,612,607
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,525	5,561,244
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	2,875	3,424,585
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,000	1,187,070
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (b)	5.00%	07/01/2043	3,500	4,153,730
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,000	1,121,010
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,200	1,350,264
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	100	105,711
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/2039	1,125	1,257,694
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,300	2,605,946
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/2036	4,110	4,789,876
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2025	775	904,030
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/2026	1,550	1,805,130
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/2036	3,360	3,937,718
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	685	793,381
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,766,550

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vernon (City of); Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	$645	$703,669
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,455	1,622,587
				102,867,285

Colorado–4.25%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (b)	5.00%	03/01/2041	3,850	4,453,911
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (b)(d)(e)	5.00%	05/01/2018	4,875	5,267,389
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,796,250
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	295	295,062
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	355	355,021
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,100	1,276,792
Series 2010, Private Activity RB	6.50%	01/15/2030	1,400	1,656,284
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,850	2,183,944
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	855	868,158
Platte River Power Authority; Series 2009 HH, RB (d)(e)	5.00%	06/01/2019	1,000	1,121,350
University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/2037	5,845	6,951,459
Series 2013 A, Enterprise RB (b)	5.00%	06/01/2043	5,465	6,456,624
				33,682,244

Connecticut–0.53%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (c)(g)	6.60%	07/01/2024	2,840	2,850,508
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,200	1,373,784
				4,224,292

District of Columbia–4.57%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2034	3,445	4,180,025
Series 2014 C, Unlimited Tax GO Bonds (b)	5.00%	06/01/2035	6,890	8,343,101
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,125	2,138,727
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	2,400	2,818,368
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	700	824,880
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	4,000	4,256,520
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	775	850,183
Series 2008 A, Ref. Public Utility Sub. Lien RB (b)(d)(e)	5.00%	10/01/2018	1,575	1,727,791
Series 2013 A, Public Utility Sub. Lien RB (b)	5.00%	10/01/2044	3,000	3,565,920
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,800	7,472,180
				36,177,695

Florida–7.58%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/2017	685	706,365
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,490
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,189,300
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,270	2,683,526
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,450	2,861,257
Series 2015 A, Airport System RB (g)	5.00%	10/01/2045	2,190	2,526,822

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	$2,200	$2,297,768
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,300	1,535,053
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	1,300	1,302,366
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,400	1,679,706
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (c)	5.95%	07/01/2020	205	218,077
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,650	1,932,034
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/2033	975	1,058,129
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/2038	2,175	2,369,249
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (c)(g)	4.50%	09/01/2034	295	296,499
JEA; Series 2012 Three B, Electric System RB (b)	5.00%	10/01/2039	3,100	3,574,951
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/2026	5,000	5,100,250
Series 2006, Ref. Hospital System RB	5.00%	11/15/2032	5,000	5,100,150
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,070,351
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,250	1,419,988
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	640	747,110
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/2028	1,000	1,157,460
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,150	1,352,745
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (c)	5.00%	10/01/2035	1,950	2,274,850
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	110	110,092
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	105	104,759
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,100	1,181,873
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	2,600	2,985,372
Series 2011, Ref. RB (b)	5.00%	10/01/2031	2,565	2,997,639
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (c)(d)	5.35%	05/01/2018	3,250	3,500,705
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	235	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	300	306,012
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	400	415,448
Series 2007 A, Special Obligation RB (f)	5.75%	10/01/2022	500	521,225
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/2035	725	714,546
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	773	541,092
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,146,100
				59,998,362

Georgia–2.22%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	375	426,776
Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	205	233,304
Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	205	232,825
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,200	1,402,860
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,300	1,519,765
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,200	1,402,860
Series 2015, Ref. Water & Wastewater RB (b)	5.00%	11/01/2040	8,290	9,856,893

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	$1,000	$1,156,200
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,327,595
				17,559,078

Guam–0.83%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/2024	350	392,858
Series 2009 A, Limited Obligation RB	5.63%	12/01/2029	1,850	2,081,842
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	835	930,699
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	1,400	1,567,636
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	780	870,340
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	625	708,462
				6,551,837

Hawaii–1.13%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,000	1,135,170
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,500	2,976,000
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,050	2,309,715
Series 2015 A, Airport System RB (g)	5.00%	07/01/2045	2,205	2,536,279
				8,957,164

Idaho–0.49%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	750	847,020
Series 2008 A, RB	6.75%	11/01/2037	1,000	1,124,640
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	660	679,437
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,060	1,233,607
				3,884,704

Illinois–17.20%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,018,130
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,830	1,833,880
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/2040	725	802,916
Series 2013, Industrial Project RB	5.50%	11/01/2042	825	916,996
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	630	445,161
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/2031	2,650	3,115,684
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/2041	1,250	1,405,775
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/2033	4,000	4,221,440
Series 2012 B, Ref. Passenger Facility Charge RB (g)	5.00%	01/01/2030	4,500	5,072,760
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	2,450	2,901,118
Series 2015 C, RB (g)	5.00%	01/01/2046	850	961,971
Series 2015 D, RB	5.00%	01/01/2046	595	693,258
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/2036	3,795	4,194,576
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,735	4,199,335

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$680	$683,196
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	425	425,553
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	340	340,442
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,100	3,240,337
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	410	441,234
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	610	656,470
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	1,905	2,041,741
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	3,350	3,645,269
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	1,290	1,368,509
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (c)	5.00%	01/01/2032	1,175	1,298,880
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	875	987,630
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,395	3,434,178
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (f)(i)	5.50%	03/01/2017	982	196,223
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/2042	429	438,640
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	606	539,413
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,145,770
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,604,803
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,125	1,245,589
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,123,440
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/2024	2,200	2,452,340
Series 2009 A, RB (b)	5.75%	08/15/2030	1,400	1,615,684
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB (d)(e)	5.75%	11/15/2017	3,500	3,752,070
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,743,410
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	230	28,754
Series 2016 B, RB	5.63%	05/15/2020	1,305	1,310,530
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	1,250	1,443,725
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,014,090
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,905	2,197,075
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,896,592
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	3,500	3,690,680
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/2038	1,675	1,875,179
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/2041	2,370	2,696,112
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/2052	3,630	4,229,603
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/2050	2,265	2,431,545
Series 2012 B, RB (b)	5.00%	12/15/2028	1,700	1,870,986
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,527,140
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (c)(h)	0.00%	12/15/2029	2,750	1,697,767
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2031	1,205	1,380,701
Series 2014, Ref. RB (INS-AGM) (c)	5.25%	06/15/2032	1,100	1,256,200
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/2038	3,875	4,434,318
Series 2015 A, RB (b)	5.00%	01/01/2040	11,210	13,215,021
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,225	1,304,000
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2038	2,450	2,807,896
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,570	1,688,818
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,210	1,298,161
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,250	1,372,112

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/2041	$3,075	$3,497,136
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	3,800	4,457,210
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/2035	958	521,114
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/2042	485	507,717
Will County Community School District No. 161 (Summit Hill); Series 1999, Unlimited Tax CAB GO Bonds (e)(h)	0.00%	01/01/2019	425	412,650
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (c)(h)	0.00%	01/01/2019	990	926,917
				136,193,570

Indiana–4.59%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)(d)(e)	5.00%	11/15/2016	5,600	5,711,496
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	2,320	2,729,109
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,440	1,666,930
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/2046	1,495	1,614,346
Series 2014, RB (g)	5.25%	09/01/2034	870	980,890
Series 2014, RB (g)	5.25%	09/01/2040	2,520	2,784,071
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/2040	3,850	4,229,687
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2035	500	555,955
Series 2013 A, Private Activity RB (g)	5.00%	07/01/2048	575	626,043
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	656,024
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,670	2,824,326
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,250	1,490,637
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,680	1,997,822
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	2,000	2,293,980
Series 2013 F, RB (b)	5.00%	02/01/2030	3,240	3,786,264
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/2034	1,500	1,848,030
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/2042	500	514,480
				36,310,090

Iowa–0.78%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	1,400	1,425,382
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,355	2,430,831
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,120	1,119,922
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,200	1,223,088
				6,199,223

Kansas–0.89%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/2038	3,500	4,022,025
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,575	1,878,298
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,000	1,174,700
				7,075,023

Kentucky–2.68%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/2028	1,500	1,602,600

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	$1,335	$1,516,974
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,415	1,600,733
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	1,500	1,721,145
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,225	1,413,454
Series 2010 A, Hospital RB	6.50%	03/01/2045	3,100	3,587,785
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,425	1,584,016
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	1,610	1,789,660
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2024	185	205,083
Series 2009, Ref. RB (INS-AGC) (c)	5.25%	02/01/2025	205	227,082
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,164,690
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/2036	3,545	3,583,109
Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,205,410
				21,201,741

Louisiana–1.85%

Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (g)	8.00%	07/01/2039	2,035	1,179,791
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (c)	6.75%	06/01/2026	2,000	2,221,300
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $1,893,952) (f)	5.75%	10/30/2018	1,894	1,927,797
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	755	866,899
Series 2014, Ref. Water System RB	5.00%	12/01/2044	500	572,520
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,450	2,512,230
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	860	974,122
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,635	1,879,416
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,375	1,569,123
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	860	976,547
				14,679,745

Maryland–1.11%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	1,400	1,473,402
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,815,688
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,875	3,457,964
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,080	1,183,270
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	765	833,154
				8,763,478

Massachusetts–7.01%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/2030	350	391,717
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB (d)(e)	5.00%	05/01/2019	1,000	1,119,450
Massachusetts (State of) Bay Transportation Authority; Series 2007 A-2, Sr. Sales Tax CAB RB (h)	0.00%	07/01/2021	715	590,762
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	4,020	4,564,790
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (c)(h)	0.00%	01/01/2022	1,550	1,413,724
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/2032	2,150	2,266,981

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	$400	$529,236
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/2037	500	581,770
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (c)	5.13%	11/15/2035	500	564,055
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (d)(e)	5.38%	08/01/2018	500	548,540
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	788,417
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/2040	250	270,485
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/2024	250	250,363
Series 2005, RB	5.50%	01/01/2035	450	450,553
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/2038	8,000	8,462,800
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (c)	5.25%	07/01/2033	300	345,336
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	554,845
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/2032	2,500	3,606,050
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	537,395
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	573,200
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/2024	750	857,970
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2007, RB (d)(e)	5.00%	07/01/2017	175	183,174
Series 2007, RB (d)(e)	5.00%	07/01/2017	140	146,570
Series 2007, RB	5.00%	07/01/2047	285	297,155
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (d)(e)	8.00%	10/15/2019	250	308,905
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/2040	500	550,440
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	542,640
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	500	591,590
Series 2011 I, RB	7.25%	01/01/2032	825	1,001,459
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	500	569,255
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (g)	5.63%	07/01/2028	255	287,232
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	281,648
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2041	3,425	3,953,272
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/2035	4,670	4,858,575
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (c)	5.25%	08/01/2031	500	684,850
Series 2011 B, General RB (d)(e)	5.00%	08/01/2021	200	237,960
Series 2011 C, Ref. General RB (b)	5.00%	08/01/2030	3,500	4,103,610
Series 2011 C, Ref. General RB (b)	5.00%	08/01/2031	2,000	2,344,920
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (c)	5.50%	08/01/2030	1,500	2,075,280
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (c)	5.50%	01/01/2023	1,000	1,241,340
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (c)	5.25%	06/01/2019	1,975	1,983,255
				55,511,569

Michigan–1.34%

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,245	1,370,123
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (c)	5.00%	07/01/2032	2,500	2,920,950
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	625	720,906
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	625	731,231

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	$2,275	$2,621,824
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,243,720
				10,608,754

Minnesota–0.68%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	1,850	2,097,382
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,200	1,367,736
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/2016	1,850	1,889,793
				5,354,911

Missouri–1.22%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/2038	1,300	1,314,482
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	750	876,240
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,753,128
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	290	299,103
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,000	1,089,230
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,326,469
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	620	622,833
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	675	732,058
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	1,500	1,626,795
				9,640,338

Nebraska–1.64%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	3,500	3,951,395
Series 2012, Gas RB	5.25%	09/01/2037	2,485	2,819,555
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,122,920
Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/2036	3,690	4,230,991
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	740	880,711
				13,005,572

Nevada–1.10%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	2,860	3,099,754
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)(d)(e)	5.00%	06/01/2018	2,220	2,406,103
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/2017	3,100	3,240,957
				8,746,814

New Jersey–16.29%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/2038	750	788,752
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	02/01/2021	1,000	1,100,670
East Orange (City of) Board of Education; Series 1998, CAB COP (INS-AGM) (c)(h)	0.00%	08/01/2019	1,845	1,747,861
Series 1998, CAB COP (INS-AGM) (c)(h)	0.00%	02/01/2025	1,845	1,473,638
Series 1998, CAB COP (INS-AGM) (c)(h)	0.00%	02/01/2028	2,850	1,975,392
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/2030	1,000	1,131,410

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (c)	5.50%	10/01/2028	$1,000	$1,344,450
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (c)	5.00%	04/01/2021	775	851,888
Garden State Preservation Trust; Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (c)(h)	0.00%	11/01/2025	2,000	1,595,340
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (c)	5.75%	11/01/2028	1,000	1,289,380
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/2040	1,000	1,137,260
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (g)	5.35%	07/01/2034	1,000	1,011,890
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (g)	5.60%	11/01/2034	1,000	1,130,500
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/2038	1,000	1,042,300
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. Special Assessment RB	5.75%	10/01/2021	1,500	1,635,540
Series 2002, Ref. Special Assessment RB	5.75%	04/01/2031	1,000	1,184,290
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2007, RB	5.13%	06/15/2027	525	538,178
Series 2007, RB	5.13%	06/15/2037	700	714,231
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,650	2,975,022
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB (d)(e)	5.25%	11/15/2016	500	510,600
Series 2006, Ref. Retirement Community RB (d)(e)	5.25%	11/15/2016	500	510,600
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.13%	01/01/2034	1,250	1,447,300
Series 2013, Private Activity RB (g)	5.38%	01/01/2043	1,000	1,156,320
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (c)	5.90%	03/15/2021	28,975	31,520,743
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/2026	7,000	9,124,010
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (c)	5.50%	09/01/2026	1,500	1,747,515
Series 2009, School Facilities Construction RB (d)(e)	5.50%	12/15/2018	645	720,336
Series 2009, School Facilities Construction RB (INS-AGC) (c)	5.50%	12/15/2034	355	388,406
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,091,910
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	564,505
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/2036	500	562,120
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/2041	750	902,955
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/2032	1,000	1,179,400
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS-AGC) (c)	5.13%	01/01/2027	1,000	1,059,740
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	558,320
New Jersey (State of) Health Care Facilities Financing Authority (Jersey Hospital); Series 2006, RB (d)(e)	5.00%	07/01/2016	50	50,181
Series 2006, RB	5.00%	07/01/2046	1,950	1,957,215
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (c)	5.00%	07/01/2038	1,900	2,030,207
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/2031	550	613,844
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital); Series 2006, RB	5.00%	07/01/2036	2,000	2,007,400
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (e)	5.25%	07/01/2023	1,000	1,255,700
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/2038	1,000	1,095,720

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (e)	6.75%	07/01/2019	$3,505	$3,816,945
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,500	1,661,310
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/2025	3,610	3,794,688
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/2026	2,265	2,376,008
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2018	1,000	1,073,970
Series 2009 A, Transportation System CAB RB (h)	0.00%	12/15/2039	6,000	1,975,800
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2030	1,600	860,176
Series 2010 A, Transportation System CAB RB (h)	0.00%	12/15/2031	3,000	1,531,290
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS-AGM) (c)	5.25%	01/01/2027	705	915,527
Series 2009 E, RB	5.25%	01/01/2040	1,000	1,094,130
Series 2013 A, RB	5.00%	01/01/2038	1,900	2,208,370
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/2042	500	584,570
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	6.75%	12/01/2038	600	702,516
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/2042	500	563,345
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (c)(h)	0.00%	09/01/2032	5,000	3,094,300
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (c)	5.25%	08/15/2032	1,300	1,359,163
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,580	5,636,804
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,045	1,014,476
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,015	4,055,913
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,025	3,919,666
				128,962,006

New Mexico–0.63%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/2020	1,000	1,110,620
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,389,485
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/2032	1,350	1,509,300
				5,009,405

New York–13.28%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/2040	1,370	1,576,843
Series 2009, RB	6.38%	07/15/2043	570	657,672
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,030	3,029,848
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	1,000	1,147,490
Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	1,500	1,721,235
Series 2010 D, RB	5.25%	11/15/2026	2,500	2,946,775
Series 2013 A, RB	5.00%	11/15/2038	1,850	2,184,998
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	710	833,980
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,050	2,412,809
New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (c)	5.38%	03/01/2028	2,000	2,523,280
One Hundred Fifty-Second Series 2008, Consolidated RB (b)(g)	5.00%	11/01/2028	3,700	3,940,093
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (b)(d)(e)	5.00%	06/15/2018	2,500	2,715,025
Series 2012 FF, Water & Sewer System RB (b)	5.00%	06/15/2045	6,915	8,046,709
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,200	3,822,752

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/2039	$3,400	$3,753,056
Series 2013, Sub. Future Tax Sec. RB (b)	5.00%	11/01/2038	5,010	5,983,944
Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/2033	4,845	5,697,284
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	5,000	5,911,200
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/2026	4,775	5,086,330
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/2030	2,220	2,578,153
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,750	2,063,442
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (c)	5.00%	10/01/2023	3,000	3,346,320
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/2016	2,475	2,485,370
Series 2014 C, Personal Income Tax RB (b)	5.00%	03/15/2040	5,510	6,560,867
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2026	1,800	1,996,146
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/2027	2,000	2,216,760
New York (State of) Thruway Authority; Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,725	2,071,432
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (b)	5.00%	12/15/2031	1,905	2,346,522
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (g)	5.35%	11/01/2037	1,600	1,640,848
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,315	5,989,420
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,870	2,121,515
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $848,563) (f)(i)	6.13%	02/15/2019	1,000	10
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2041	2,535	2,867,313
Series 2016 A, Special Facilities RB (g)	5.00%	07/01/2046	2,535	2,855,754
				105,131,195

North Carolina–2.40%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,345	8,750,319
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	1,225	1,341,914
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	4,300	4,754,381
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	800	821,208
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/2036	2,870	3,306,671
				18,974,493

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,081,940

Ohio–18.66%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	250	202,470
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/2033	1,270	1,505,712
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,353,304
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,851,738
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,136,820
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB (INS-AGC) (c)	5.25%	02/15/2019	185	198,163
Series 2008, Ref. RB (d)(e)	5.25%	02/15/2018	2,815	3,027,983
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,246,742

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/2031	$1,000	$1,091,240
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,910	7,746,500
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/2036	375	443,662
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/2038	700	722,582
Cincinnati (City of); Series 2011 A, Ref. Water System RB (b)	5.00%	12/01/2036	5,000	5,864,750
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,100	1,201,574
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.50%	10/01/2019	2,825	3,231,687
Columbus City School District; Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,119,140
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,119,140
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	795	808,499
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/2027	500	569,655
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (c)	6.20%	12/01/2017	230	241,029
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/2026	1,000	1,103,600
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2036	930	1,057,019
Series 2011 A, Hospital Facilities RB	5.00%	11/15/2036	750	852,435
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/2041	1,500	1,692,570
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	1,250	1,264,650
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (c)	5.00%	06/01/2030	1,000	1,131,820
Hamilton (County of); Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (c)(h)	0.00%	12/01/2023	2,000	1,675,940
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/2032	1,000	1,147,650
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,300	1,542,918
Kent State University; Series 2009 B, General Receipts RB (d)(e)	5.00%	05/01/2019	920	1,027,824
Series 2009 B, General Receipts RB (INS-AGC) (c)	5.00%	05/01/2028	80	88,210
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/2031	8,000	8,405,360
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (c)	5.00%	04/01/2024	1,475	1,573,117
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/2024	5,840	6,231,222
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB (d)(e)	7.00%	11/01/2020	1,000	1,251,110
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	1,000	1,211,310
Series 2011 A, Hospital RB	6.00%	11/15/2041	1,000	1,213,250
Medina City School District (School Facilities); Series 2008, COP (d)(e)	5.25%	06/01/2018	1,000	1,088,780
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/2026	700	702,443
Miami University; Series 2011, Ref. General Receipts RB (b)	5.00%	09/01/2031	5,050	5,877,039
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (b)(d)(e)	5.00%	04/28/2018	9,125	9,850,985
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (c)	6.25%	04/01/2020	2,270	2,474,300
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	1,000	1,114,590
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	1,340	1,380,455

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.13%	01/01/2028	$4,000	$4,424,040
Series 2009 B, Hospital RB (b)	5.50%	01/01/2034	1,000	1,119,380
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (c)(g)	5.00%	12/31/2039	805	921,830
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,689,975
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/2036	15,500	15,569,440
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/2020	625	686,875
Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,450	3,651,411
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (b)(c)	4.75%	01/15/2046	10,000	10,228,600
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,585	1,787,087
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	600	674,082
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	866,775
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (g)	5.85%	09/20/2028	760	810,935
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (g)	5.25%	09/01/2030	80	80,138
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (c)(h)	0.00%	02/15/2030	1,000	681,620
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/2031	1,000	1,130,560
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/2016	2,375	2,375,000
Series 2010 C, Ref. PCR (d)	4.00%	06/03/2019	2,575	2,655,958
Ohio State University; Series 2010 D, RB (e)	5.00%	12/01/2030	45	62,366
Series 2010 D, RB	5.00%	12/01/2030	955	1,270,007
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/2030	500	568,425
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (c)	5.00%	12/01/2028	1,000	1,139,310
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/2035	800	801,000
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/2034	750	857,887
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/2029	650	738,894
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (d)(e)	5.00%	06/01/2019	1,000	1,121,350
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/2031	1,000	1,145,030
				147,698,962

Pennsylvania–1.66%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,126,130
Series 2010 D, RB	5.00%	01/01/2040	1,750	1,968,750
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	1,900	2,158,590
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (c)	5.00%	06/01/2039	1,825	2,008,558
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	2,250	2,627,640
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,400	1,669,892
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	2,000	1,610,420
				13,169,980

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–1.58%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	$1,000	$1,088,920
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,881,840
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/2032	517	535,247
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/2047	211	22,844
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	900	902,834
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/2036	1,000	1,002,100
South Carolina (State of) Ports Authority; Series 2015, RB (g)	5.25%	07/01/2050	1,865	2,143,650
Series 2015, RB (g)	5.25%	07/01/2055	1,350	1,545,655
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/2033	3,000	3,400,350
				12,523,440

South Dakota–0.45%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,620	1,865,236
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,671,495
				3,536,731

Tennessee–0.83%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	2,225	2,232,743
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (b)(d)(e)	5.25%	03/01/2018	2,650	2,850,234
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/2026	1,500	1,510,214
				6,593,191

Texas–14.42%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,710	2,019,219
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2018	1,225	1,323,074
Series 2009, Ref. & Improvement RB (INS-AGC) (c)	5.00%	08/15/2019	1,440	1,597,853
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,735,474
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/2030	1,825	2,133,170
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/2037	5,250	5,677,193
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	825	954,104
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,000	1,100,090
Houston (City of); Series 2007, Ref. First Lien Combined Utility System RB (d)(e)	5.00%	11/15/2017	2,750	2,921,462
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2031	1,865	2,190,741
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2033	900	1,054,629
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/2036	995	1,160,299
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (b)(d)(e)	5.00%	02/01/2017	3,320	3,418,040
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,330	1,401,647
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,572,577
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,049
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,740,239

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(e)	5.50%	02/15/2017	$1,100	$1,137,961
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,655,610
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	880	946,449
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	120	127,267
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	875	946,225
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,095	1,184,133
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	133,890
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	155	166,275
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	2,850	3,070,789
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/2036	2,895	3,457,527
Series 2015 B, Ref. RB (b)	5.00%	01/01/2040	9,860	11,425,374
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,795	3,296,702
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,030,460
Series 2007, Retirement Facility RB	5.75%	11/15/2037	550	562,491
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	2,415	2,573,931
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,085	3,218,580
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	459,693
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (c)	6.25%	07/01/2028	3,300	3,701,049
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2036	3,475	1,579,214
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/2037	4,530	1,961,671
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(d)(e)	5.00%	04/01/2018	5,230	5,629,415
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/2041	4,130	4,745,535
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/2027	2,500	2,794,425
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,860	7,370,298
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,721,985
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,475	1,686,589
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,500	1,696,875
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,475	5,033,883
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,000	1,119,200
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,550	1,826,784
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,475	1,863,368
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	1,975	2,040,511
				114,170,019

Utah–0.10%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	800	820,936

Virgin Islands–1.03%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	725	814,973
Series 2009 A, Sub. RB	6.75%	10/01/2019	825	923,653
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 A, Sub. RB	6.00%	10/01/2039	2,000	2,204,920
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	1,775	1,980,847
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,000	2,191,140
				8,115,533

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–1.11%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/2042	$2,950	$3,392,618
Series 2012, Sr. Lien RB (g)	6.00%	01/01/2037	970	1,154,436
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	3,530	3,882,753
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	318	325,085
				8,754,892

Washington–2.33%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (c)(h)	0.00%	02/01/2024	5,000	4,253,250
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	1,525	1,795,489
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,350	1,396,265
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/2033	1,500	1,743,885
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/2041	2,325	2,563,801
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,025	1,271,666
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,402,987
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	1,545	1,605,394
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,235,872
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,175,480
				18,444,089

West Virginia–1.04%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/2037	3,500	3,643,080
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	1,000	1,058,720
Series 2008, RB	6.25%	10/01/2023	1,100	1,163,723
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,060	1,202,591
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,020	1,157,211
				8,225,325

Wisconsin–1.62%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/2021	450	472,991
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/2037	410	432,070
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/2016	1,000	1,009,280
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,305	1,504,234
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(g)	5.30%	09/01/2023	450	465,269
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (b)	5.00%	03/01/2046	5,925	6,865,712
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	946,216
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,010	1,136,806
				12,832,578

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.30%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/2035	$1,000	$1,003,750
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,351,476
				2,355,226
TOTAL INVESTMENTS(k)–160.47% (Cost $1,153,816,954)				1,270,481,506
FLOATING RATE NOTE OBLIGATIONS–(28.20)%
Notes with interest and fee rates ranging from 0.92% to 1.38% at 05/31/2016 and contractual maturities of collateral ranging from 06/01/2022 to 10/01/2052 (See Note 1D)(l)				(223,245,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES –(33.19)%				(262,800,000)
OTHER ASSETS LESS LIABILITIES–0.92%				7,305,558
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$791,742,064

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

Jr.	—Junior
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $26,079,059, which represented 3.29% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $717,350, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2016. At May 31, 2016, the Trust’s investments with a value of $404,497,045 are held by TOB Trusts and serve as collateral for the $223,245,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2016 was $62,857,275 and $56,111,551, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$119,724,795
Aggregate unrealized (depreciation) of investment securities	(4,361,992)
Net unrealized appreciation of investment securities	$115,362,803
Cost of investments for tax purposes is $1,155,118,703.

Invesco Municipal Trust

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.